Marketable securities - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 02, 2018	Jul. 01, 2018	Dec. 31, 2017
Gain (Loss) on Securities [Line Items]
Adoption of accounting standard update	$ (3,140)	$ 1,793	$ 3,035	$ 3,655	$ 154	$ 6,959
Retained earnings
Gain (Loss) on Securities [Line Items]
Adoption of accounting standard update	$ (6,628)	$ (1,851)	$ (611)	$ 0	$ 0	$ 225